LONG-TERM DEBT - SCHEDULE OF AGGREGATE CONTRACTUAL MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2018	$ 390,214
2022	833,281
2024	400,000
Total long-term debt	1,623,495
Less: Current portion of long-term debt	20,000	$ 40,000
Less: Unamortized original issue discount and original issue premium, net	5,245
Less: Unamortized debt issuance costs	15,766
Long-term debt, net of current portion	$ 1,582,484	$ 1,726,954